Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 3, 2012
Registrant Name	dei_EntityRegistrantName	ALGER INSTITUTIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000911415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 3, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

Alger Capital Appreciation Institutional Fund (Supplement): | Alger Capital Appreciation Institutional Fund
Alger Capital Appreciation Institutional Fund
THE ALGER INSTITUTIONAL FUNDS Alger Capital Appreciation Institutional Fund Class I and R Supplement Dated January 1, 2012 to the Prospectus Dated March 1, 2011 As supplemented to date
The following is added to page 3, as the second sentence under the heading "Performance":

Prior to January 1, 2012, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell 1000 Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Alger Capital Appreciation Institutional Fund (Supplement): | Alger Capital Appreciation Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Capital Appreciation Institutional Fund
Supplement Text	ck0000911415_SupplementTextBlock	THE ALGER INSTITUTIONAL FUNDS Alger Capital Appreciation Institutional Fund Class I and R Supplement Dated January 1, 2012 to the Prospectus Dated March 1, 2011 As supplemented to date
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The following is added to page 3, as the second sentence under the heading "Performance":
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Prior to January 1, 2012, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell 1000 Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.

Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALARX
Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACARX